Document and Entity Information	Jan. 31, 2020
Details
Registrant CIK	0001541119
Registrant Name	SOUND FINANCIAL BANCORP, INC.
SEC Form	8-K
Period End date	Jan. 31, 2020
Trading Symbol	SFBC
Trading Exchange	NASDAQ
Tax Identification Number (TIN)	45-5188530
Emerging Growth Company	false
Entity Incorporation, State or Country Code	MD
Entity File Number	001-35633
Entity Address, Address Line One	2400 3rd Avenue, Suite 150
Entity Address, City or Town	Seattle
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98121
City Area Code	206
Local Phone Number	448-0884
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Amendment Flag	false
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY